Earnings per share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Schedule of Earnings per Share

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	49.2	74.6	90.4	130.6
Weighted average Ordinary Shares (basic) in millions	173.7	174.1	174.1	174.3
Basic earnings per share	€0.28	€0.43	€0.52	€0.75

Schedule of Diluted Earnings per Share

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	49.2	74.6	90.4	130.6
Weighted average Ordinary Shares (diluted) in millions	173.7	174.1	174.2	174.3
Diluted earnings per share	€0.28	€0.43	€0.52	€0.75